Investment Strategy - Amplify Solana 3% Monthly Option Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to participate in the price return of SOL (“SOL Price”) and to generate a high level of annualized option premium by selling options on U.S.-regulated ETFs that provide exposure to SOL (“Solana ETPs”). SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer Solana network, a decentralized network of computers that operates on cryptographic protocols. As further described below, the Fund expects to sell call options that are approximately 5-10% “out of the money” with targeted maturities of one week or less, on Solana ETPs that derive exposure to SOL through investments in exchange-traded futures contracts that utilize SOL as a reference asset (“Solana Futures ETFs”) and Solana ETPs that hold SOL directly (“Solana Spot ETFs”). The Fund will seek to vary its option selling each week to a level sufficient to generate 36% annualized option premium (the “Target Option Premium”), based upon the NAV of the Fund each time the Fund sells the weekly options contracts.

Please note that there is no guarantee the Fund will achieve the Target Option Premium in any given year. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund each time the Fund sells the weekly option contracts. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target

Option Premium for that time period. The Target Option Premium is not a projection or guarantee of the Fund’s future performance or total return. Notwithstanding any distributions of premium income or the realization of the Fund’s options strategies, shareholders may still experience losses if the Fund’s investment exposure to Solana ETPs perform poorly. Additionally, distributions paid to shareholders may vary annually.

The Fund expects to make distributions from the premium income generated from its call writing strategy, if any, on a monthly basis. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital reduces a shareholder’s costs basis in the Fund’s shares and will reduce the Fund’s NAV per share. The Fund expects that distributions will be comprised primarily of amounts attributable to the Target Option Premium. The Fund is not targeting a specific rate of distribution. There is no guarantee that the Fund will make a distribution to shareholders in any given period. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Kelly Strategic Management, LLC (doing business as Kelly Intelligence) (“Kelly Intelligence”) and Penserra Capital Management LLC (“Penserra,” together with Kelly Intelligence, the “Sub-Advisers”) serve as investment sub-advisers to the Fund.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the SOL Price. The Fund’s portfolio holdings universe is described below. As of the date of this prospectus, the Fund intends to achieve its investment objective by investing in shares of a Solana Futures ETF and selling options on Solana Futures ETF, with investment exposure to Solana Spot ETFs subject to investments available to the Fund.

Principal Holdings
Portfolio Holdings	Investment Description	Expected Maturity
Long Exposure
Shares of Solana ETPs	A portion of the Fund’s long exposure to the SOL Price will come through the Fund owning shares of the Solana Futures ETFs and/or shares of the Solana Spot ETFs.	N/A
Solana ETP Options

The Fund will use options that reference a Solana Futures ETF or Solana Spot ETF (each, a “Solana ETP Option” and collectively, the “Solana ETP Options”) for synthetic exposure to the corresponding Solana ETP. The Fund may use the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration or may purchase an in-the-money call option. This synthetically creates the upside and downside participation in the SOL Price, as represented by the Solana ETP.

1 year or less
Covered Call Writing
Solana ETP Options

Call options are sold on corresponding Solana Futures ETFs or Solana Spot ETFs approximately 5-10% “out-of-the-money” (i.e. the strike price is above the strike price of the corresponding sold call) to generate an annualized premium of 36%. The Fund will vary the percentage of its portfolio on which it sells options in order to achieve this level of premium.

One week or less
U.S. Treasuries
U.S Treasuries and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. These instruments are used as collateral for the Solana ETP Options.	1-month to 2-year maturities

SOL Price Exposure. The Fund will obtain investment exposure to the SOL Price by investing in Solana ETPs (which may include Solana Futures ETFs, Solana Spot ETFs or a combination of the two) that provide investment exposure to the SOL Price or by buying and selling a combination of Solana ETP Options that reference a Solana Futures ETF or Solana Spot ETF. Solana Spot ETFs are exchange-traded investment products not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that reflect the price of SOL, before fees and expenses, by purchasing and storing SOL in a digital vault and issuing exchange-listed shares that correspond to the price of SOL it holds and trade intra-day on a national securities exchange. Solana Spot ETFs are passively managed and their sponsors do not actively manage the exposure to SOL held by the Solana Spot ETF. Solana Futures ETFs are exchange-traded investment products registered under the 1940 Act that seek investment results that correspond to the performance of SOL primarily through investments in SOL futures contracts. Solana Futures ETFs are actively managed and invest in SOL futures contracts in order to gain price exposure to SOL. Additional information regarding the Solana ETPs is available in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Fund may invest in shares of the Solana ETPs indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. See “Cayman Subsidiary” below for additional information.

In addition to its investments in Solana ETPs, the Fund expects to also obtain exposure to the SOL Price by buying and selling a combination of Solana ETP Options that reference a Solana Spot ETF and/or a Solana Futures ETF. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price (the “strike price”). Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined strike price. The Fund’s options exposure to the Solana ETPs is considered to be “synthetic.” The synthetic exposure may be created through the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the SOL Price, as represented by the Solana ETP. The Fund will primarily gain exposure to increases in value experienced by the Solana ETP through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in the SOL Price experienced by the Solana ETP through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to the SOL Price both on the upside and downside. Alternatively, the Fund may purchase an in-the-money call option to synthetically participate in the upside and downside participation in the SOL Price as represented by the Solana ETP.

Target Option Premium. The Fund seeks to generate the Target Option Premium by selling Solana ETP Options contracts. The Fund will target options contracts with a one week or less expiration. The Fund sells call option contracts at approximately 5-10% above the then-current value of a Solana ETP, also known as “out-of-the-money.” In seeking to obtain the Target Option Premium, the Fund varies the size of the written call option contract attributable to the Solana ETP in order to generate this sought-after Target Option Premium based upon the NAV of the Fund at the time the Fund writes the call options. Factors that impact the amount of premium generated in a written call option contract include: (i) time to expiration; (ii) strike price; and (iii) volatility of the underlying asset. The Fund sells new call option contracts each week that seek the Target Option Premium upon the expiration of its sold option contract. The amount of the portfolio that the Fund writes options on will vary depending on a variety of factors, but under normal circumstances, the Fund expects to write options on 60% or less of its portfolio. By selling out-of-the-money call options, the Fund will participate in any gains of the SOL Price up to the strike price of the sold call option contract and will forfeit any of the upside market appreciation (if any) experienced by the Solana ETP for which the options are written in exchange for premium received. This strategy effectively converts a portion of the potential upside SOL Price return growth into current income. In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. However, the Fund expects to derive exposure to Solana ETPs through the use of Solana ETP Options that use the Solana ETPs as the reference asset. This distinction causes the Fund’s strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund expects to have synthetic exposure to the SOL Price through Solana ETP Options. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund at the time the options are sold. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target Option Premium for that time period. See ”Option Contracts Risk — Call Option Strategy Risk” and “Target Option Premium Risk” below for additional risks associated with the Fund’s call option writing strategy.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash. Therefore, if the price of the Solana ETP exceeds the strike price, and the option contract is exercised, the Fund will be obligated to deliver the cash value of the difference between the then current price of the Solana ETP and the strike price for the number of shares contemplated by the option contract.

The Fund will invest its remaining assets in U.S. Treasuries, cash or cash-like investments. The Fund does not invest directly in SOL. An investment in the Fund is not an investment in SOL.

Examples:

The following table provides an overview of the Fund’s anticipated performance versus various changes in the share price of a Solana ETP when the call option strategy is employed for the duration of the Solana ETP Options contracts.

Overview of anticipated performance in various market conditions
A rise in share price of the Solana ETP that does not exceed the strike price of the sold calls at expiration	Increase in the Fund NAV and outperformance vs the Solana ETP	In targeting strike prices that are 5-10% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 10% rise in share price of the Solana ETP
A slight decline in share price of the Solana ETP or flat performance	Increase or flat Fund NAV and outperformance vs the Solana ETP
A significant decline in share price of the Solana ETP	Decline in the Fund NAV and outperformance vs the Solana ETP
A significant rise in share price of the Solana ETP that exceeds the strike price of the sold calls at expiration	Increase in the Fund NAV and underperformance vs the Solana ETP

In targeting strike prices that are 5-10% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 10% rise in share price of the Solana ETPs. Beyond the first 10% increase the Fund would only participate in upside to the extent the Solana ETP shares are uncovered

To further illustrate, the following scenarios compare the potential outcomes of the Fund’s strategy:

Scenario 1:

•        Solana ETP share price: $25.00

•        Strike Price of Sold Covered Call: $26.25

•        Premium Received: $0.50

•        Percent of long exposure Solana ETP shares covered: 35%

•        Annualized Option Premium: 36%

Outcome:

1.       The Fund would participate on the first 5% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $0.50 premium.

2.       To the extent that the Solana ETP price exceeds 5% appreciation, only 65% of the portfolio (i.e., the uncovered portion of the portfolio) would continue to participate in the price return gains experienced by the Solana ETP.

Scenario 2:

•        Solana ETP share price: $25.00

•        Strike Price of Sold Covered Call: $27.50

•        Premium Received: $0.30

•        Percent of long exposure Solana ETP shares covered: 58%

•        Annualized Option Premium: 36%

Outcome:

1.       The Fund would participate on the first 10% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $0.30 premium.

2.       To the extent that the Solana ETP price exceeds 10% appreciation, only 42% of the portfolio (i.e., the uncovered portion of the portfolio) would continue to participate in the price return gains experienced by the Solana ETP.

Solana. SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer Solana network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana network allows people to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Solana network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana network. Smart contract operations are executed on the Solana blockchain in exchange for payment of SOL. Like the Ethereum network, the Solana network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Solana protocol introduced the Proof-of-History (“PoH”) timestamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations.

In addition to the PoH mechanism described above, the Solana network uses a proof-of-stake consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. Proof-of-stake is viewed as more energy efficient and scalable than proof-of-work and is sometimes referred to as “virtual mining”.

SOL has no fixed maximum supply, meaning it operates on an inflationary model. Initially, the network launched with 500 million tokens, but this total has increased over time due to inflation mechanisms and staking rewards. The inflation rate started at 8% annually. It decreases by 15% each year until it stabilizes at a long-term rate of 1.5% per year. This inflationary design ensures that new tokens are continuously issued, primarily as rewards for validators and stakers, while some tokens are burned through transaction fees to offset supply growth.

Cayman Subsidiary. The Fund may invest in the Solana ETPs indirectly by investing a portion of its assets in the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, investment sub-advisers and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. In order to continue to qualify as a RIC, the Fund will have to reduce its exposure to the Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. At other times of the year, the Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total assets.

Diversification Status. The Fund is classified as a “non-diversified company” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the SOL Price.